Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Derivative Liabilities Measured at Fair Value on Recurring Basis

The following table presents information about the Company’s derivative liabilities that are measured at fair value on a recurring basis as of March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	As of March 31, 2021
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$12,150,000	$—	$—	$12,150,000
Private Placement Warrants	—	9,900,000	—	9,900,000
Forward purchase agreements (FPAs)	—	—	4,670,000	4,670,000
Total	$12,150,000	$9,900,000	$4,670,000	$26,720,000

	As of December 31, 2020
	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$19,350,000	$—	$—	$19,350,000
Private Placement Warrants	—	15,766,667	—	15,766,667
Forward purchase agreements (FPAs)	—	—	24,420,000	24,420,000
Total	$19,350,000	$15,766,667	$24,420,000	$59,536,667

The following table presents information about the Company’s derivative liabilities that are measured at fair value on a recurring basis as of December 31, 2020 and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

	Level 1	Level 2	Level 3	Total
Liabilities:
Warrants	$19,350,000	$—	$—	$19,350,000
Private Placement Warrants	—	15,766,667	—	15,766,667
Forward purchase agreements (FPAs)	—	—	24,420,000	24,420,000
Total	$19,350,000	$15,766,667	$24,420,000	$59,536,667

Schedule of Changes in Fair Value of Derivative Liabilities

The following table presents the changes in the fair value of the Company’s derivative liabilities that are measured at fair value for the three months ended March 31, 2021. The Company did not hold any derivative liabilities measured at fair value as of or for the three months ended March 31, 2020.

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at December 31, 2020	$19,350,000	$15,766,667	$24,420,000	$59,536,667
Change in fair value	(7,200,000)	(5,866,667)	(19,750,000)	(32,816,667)
Fair value at March 31, 2021	$12,150,000	$9,900,000	$4,670,000	$26,720,000

The following table presents the changes in the fair value of the Company’s derivative liabilities that are measured at fair value for the year ended December 31, 2020.

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value when issued (October 2020)	$13,500,000	$11,000,000	$3,110,000	$27,610,000
Change in fair value	5,850,000	4,766,667	21,310,000	31,926,667
Fair value at December 31, 2020	$19,350,000	$15,766,667	$24,420,000	$59,536,667

Schedule of Changes in Fair Value of Financial Instruments Using Level 3 Inputs

The following tables summarize the changes in the fair value of financial instruments for which the Company has used Level 3 inputs to determine fair value for the three months ended March 31, 2021. The Company did not hold any Level 3 financial instruments as of or for the three months ended March 31, 2020.

	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value at December 31, 2020	$24,420,000	$24,420,000
Change in fair value	(19,750,000)	(19,750,000)
Fair value at March 31, 2021	$4,670,000	$4,670,000

The following tables summarize the changes in the fair value of financial instruments for which the Company has used Level 3 inputs to determine fair value (in thousands):

	Warrants	Private Placement Warrants	Forward Purchase Agreements (FPAs)	Total
Liabilities:
Fair value when issued (October 2020)	$13,500,000	$11,000,000	$3,110,000	$27,610,000
Change in fair value	—	—	21,310,000	21,310,000
Transfers	(13,500,000)	(11,000,000)	—	(24,500,000)
Total	$—	$—	$24,420,000	$24,420,000